UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2009
                                                 -------------------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cedar Hill Capital Partners, LLC
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Address:     445 Park Avenue, 5th Floor
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             New York, New York 10022
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Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Frank J. Paone
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Title:       Chief Accounting Officer
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Phone:       (212) 201-5805
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Signature, Place, and Date of Signing:

   /s/ Frank J. Paone                New York, NY              11/13/2009
-------------------------   ----------------------------   ---------------------
      [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------------
Form 13F Information Table Entry Total:              18
                                            ---------------------------
Form 13F Information Table Value Total:              146,555
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
                                                         VALUE    SHARES /        PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS     SOLE    SHARED  NONE
ALLIANCE DATA SYSTEMS CORP          COM       018581108    7,858   128,650   SH           SOLE                128,650
ASPEN INSURANCE HOLDINGS LTD        SHS       G05384105    4,632   175,000   SH           SOLE                175,000
AVALONBAY CMNTYS INC                COM       053484101    6,055    83,250   SH           SOLE                 83,250
BROOKFIELD HOMES CORP               COM       112723101       70    10,500   SH           SOLE                 10,500
CBL & ASSOC PPTYS INC               COM       124830100    5,908   609,045   SH           SOLE                609,045
DUKE REALTY CORP                  COM NEW     264411505    8,642   719,583   SH           SOLE                719,583
EQUITY ONE                          COM       294752100   29,719 1,896,539   SH           SOLE              1,896,539
EQUITY RESIDENTIAL              SH BEN INT    29476L107    8,589   279,778   SH           SOLE                279,778
GREENHILL & CO INC                  COM       395259104   18,985   211,939   SH           SOLE                211,939
HUNTINGTON BANCSHARES INC           COM       446150104      942   200,000   SH           SOLE                200,000
INVESCO LTD                         SHS       G491BT108    5,690   250,000   SH           SOLE                250,000
MAX CAPITAL GROUP LTD               SHS       G6052F103    6,945   325,000   SH           SOLE                325,000
MBIA INC                            COM       55262C100    7,984 1,028,846   SH           SOLE              1,028,846
NELNET INC                        CLASS A     64031N108   10,574   850,000   SH           SOLE                850,000
REGENCY CTRS CORP                   COM       758849103    6,699   180,804   SH           SOLE                180,804
SL GREEN RLTY CORP                  COM       78440X101    9,566   218,150   SH           SOLE                218,150
WHITE MTNS INS GROUP LTD            COM       G9618E107    6,140    20,000   SH           SOLE                 20,000
WORLD ACCEP CORP DEL                COM       981419104    1,556    61,731   SH           SOLE                 61,731